Time Charter, Voyage and Port Terminal Expenses (Tables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OTHER EXPENSES [Abstract]
Fuel	$ 24,104	$ 21,907	$ 19,550
Time charter	1,286	3,587	5,932
Ports payroll and related costs	4,974	4,289	4,060
Docking expenses	2,166	2,720	2,831
Maritime and regulatory fees	1,175	965	1,210
Towing expenses	2,379	2,452	3,626
Other expenses	6,344	5,856	4,471
Total	$ 42,428	$ 41,776	$ 41,680